Shareholders of Global Blue Group Holding AG - Narrative (Details) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 EUR (€) vote Rate shares
Disclosure of classes of share capital [line items]
Public warrants, exercisable period after closing			30 days
Public warrants, expiration period			5 years
Private warrants to shares purchase ratio (in shares per warrant)			1
Price per share, private warrants purchase price (in USD per share)		$ 11.50
Price per warrant, public warrant redemption call (in USD per share)		$ 0.01
Amendment approval required, public warrants (in percentage)			50.00%
Warrants
Disclosure of classes of share capital [line items]
Public warrants issued (in shares) | shares			21,083,307
Private warrants issued (in shares) | shares			9,766,667
Issuance of warrants (in shares) | shares			30,849,974
Share issue related cost | €			€ 20.2
Number of warrants outstanding (in shares) | shares		30,735,950	30,735,950
Ordinary shares
Disclosure of classes of share capital [line items]
Number of votes, preference shares | vote			1
Preference Shares Series A
Disclosure of classes of share capital [line items]
Number of votes, preference shares | vote			1
Dividend rate (in percentage)	8.00%
Increase in dividend rate per year (in percentage)	1.00%
Shares exchange ratio, preference shares to ordinary shares, put option (in ordinary shares for preference shares) | Rate			100.00%
Call option, duration			20 days
Call option, duration of volume weighted average price calculation			30 days
Redemption period			5 years
Preference share redemption, duration of volume weighted average price calculation			30 days
Preference share, value attributable on change of control (in USD per share)		$ 10.00
Preference shares, liquidation proceeds (in USD per share)		10.00
Preference Shares Series B
Disclosure of classes of share capital [line items]
Shares exchange ratio, preference shares to ordinary shares, put option (in ordinary shares for preference shares)			1
Issuance of share capital Global Blue Group Holding A.G. (in shares) | shares			21,176,470
Dividend paid in kind, percentage of preference shares			5.00%
Exercise of call option, period			5 years
Shares exchange ratio, preference shares to ordinary shares, call option (in ordinary shares per preference share)			1
Preferred shares, conversion into common shares, period			6 months
Preferred shares, forced conversion, period			1 year
Minimum
Disclosure of classes of share capital [line items]
Closing price per share (in USD per share)		18.00
Redemption period, public warrants call			30 days
Minimum | Preference Shares Series A
Disclosure of classes of share capital [line items]
Exercise of put option, period			25 days
Volume weighted average price, ordinary shares (in USD per share)		18.00
Volume weighted average price ordinary shares, preference shares (in USD per share)		10.00
Maximum | Preference Shares Series A
Disclosure of classes of share capital [line items]
Exercise of put option, period			65 days
Maximum | Preference Shares Series B
Disclosure of classes of share capital [line items]
Preference shares, liquidation proceeds (in USD per share)		$ 8.50